Other long-term liabilities and deferred credits - Schedule of Long-Term Liabilities and Deferred Credits (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
Advances in aid of construction	$ 62,660	$ 62,683
Environmental remediation obligation	54,911	54,322
Asset retirement obligations	41,215	44,166
Customer deposits	28,671	28,529
Unamortized investment tax credits	17,835	17,839
Deferred credits	19,122	21,168
Other	44,410	45,434
Other Liabilities	268,824	274,141
Less current portion	(39,580)	(45,903)
Other long-term liabilities	$ 229,244	$ 228,238